Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financing Activities $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning	$ 105,150
Payments	(35,557)
Foreign exchange movement	(96)
New loans and leases	6,682
Business combination
Revaluation	980
Write off	(107)
Ending	77,052
Contingent consideration [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning	23,534	[1]
Payments	(3,000)	[1]
Foreign exchange movement		[1]
New loans and leases		[1]
Business combination		[1]
Revaluation	1,321	[1]
Write off		[1]
Ending	21,855	[1]
Assumed liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning	61,016
Payments	(14,300)
Foreign exchange movement
New loans and leases
Business combination
Revaluation	(341)
Write off
Ending	46,375
Bank loans [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning	17,407
Payments	(17,407)
New loans and leases
Business combination
Revaluation
Write off
Ending
Leases [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning	3,193
Payments	(850)
Foreign exchange movement	(96)
New loans and leases	6,682
Business combination
Revaluation
Write off	(107)
Ending	$ 8,822

[1]	The contingent consideration fair value as of December 31, 2023, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.4% and volatility of 15.17%. totaled $21,855 thousand.